Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Related Party Transactions
Related Party Transactions

9.Related Party Transactions

Leases and Other Transactions

The Company has a lease agreement for one of its stores at a location owned by one minority stockholder of the Company. The Company paid less than $0.1 million for these leases during both of the thirteen weeks ended December 27, 2014 and December 28, 2013, and $0.1 million for both of the thirty-nine weeks ended December 27, 2014 and December 28, 2013. These lease payments are included in cost of goods sold in the consolidated statements of operations.

Related Party Loans

As of March 30, 2013, the Company had notes payable (see Note 5, “Revolving Credit Facilities and Long-Term Debt”) to the subordinated lenders who own common stock of the Company. These notes were paid in full in May 2013. Interest and early termination fees paid to these entities totaled $3.6 million in the thirty-nine weeks ended December 28, 2013.

14.   Related party transactions

Leases and other transactions

The Company has entered into a lease agreement for one of its stores for the fiscal years ended March 29, 2014 and March 30, 2013 and the Successor Period at a location owned by one minority stockholder of the Company. The Company had entered into lease agreements at several locations with several minority stockholders during the Predecessor Period. The Company paid $0.2 million, $0.2 million, $0.1 million and $1.0 million for these leases during the fiscal years ended March 29, 2014 and March 30, 2013, the Successor Period and the Predecessor Period, respectively. These lease payments are included in selling, general and administrative expenses in the consolidated statements of operations.

Related party loans

As of March 30, 2013, the Company had notes payable (see Note 8 "Revolving credit facilities and long-term debt") to the subordinated lenders who own common stock of the Company or its subsidiary, Boot Barn Holding Corporation. These notes were paid in full in May 2013. Interest and early termination fees paid to these entities totaled $3.6 million, $4.5 million, $0.1 million and $2.1 million for the fiscal years ended March 29, 2014 and March 30, 2013, the Successor Period and the Predecessor Period, respectively.

Payments relating to the purchase of Predecessor

In connection with the purchase of Predecessor, Freeman Spogli & Co. received an advisory services fee of $1.3 million for its services provided in structuring and arranging the recapitalization of the Company. In addition, one of our directors received $0.1 million in connection with his services provided to the Company in connection with the Recapitalization.